Note 16 - Segmented Information and Revenue - Geographical Information (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Identifiable non-current assets	$ 18,948	$ 523,518	$ 49,189
Segmented revenue	149,080	97,124	111,964
Country of domicile [member]
Statement Line Items [Line Items]
Identifiable non-current assets	18,451	522,979	48,585
Latin America [member]
Statement Line Items [Line Items]
Segmented revenue	106,686	58,296	66,118
CHINA
Statement Line Items [Line Items]
Identifiable non-current assets	497	538	604
Segmented revenue	30,213	27,221	34,162
Other [member]
Statement Line Items [Line Items]
Segmented revenue	$ 12,181	$ 11,607	$ 11,684